STOCK OPTIONS AND WARRANTS 331 (Details Narrative) (USD $)	3 Months Ended		12 Months Ended			3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended		3 Months Ended			3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2014 Non-Employee Stock Options	Dec. 31, 2013 Non-Employee Stock Options	Dec. 31, 2012 Non-Employee Stock Options	Mar. 31, 2014 Six Employees Stock Options	Dec. 31, 2013 Six Employees Stock Options	Oct. 30, 2013 Six Employees Stock Options	Mar. 31, 2014 Two Non-Employee Stock Options	Dec. 31, 2013 Two Non-Employee Stock Options	Nov. 08, 2013 Two Non-Employee Stock Options	Mar. 31, 2014 Five Employees Stock Options	Mar. 31, 2014 Non-Employee Stock Options 2	Mar. 31, 2014 Two Companies	Mar. 17, 2014 Two Companies
Stock Options, Issued								$ 25,000			$ 50,000			$ 75,000	$ 267,500	$ 10,000
Stock Options, Exercise Price								1.58			1.00			1.00	1.54	1.85
Stock Options, Exercise Price, max															$ 1.82
Stock Options, Value Based on Black-Scholes Option Pricing Model								40,007			46,322			70,961	423,712	16,935
Stock Options, Vesting Period								1 year			1 year			1 year	1 year	6 months
Share Based Compensation Expense	421,577	0	411,412	285,605		10,002	31,672	8,335	11,581	7,720		17,740	11,827		24,654	5,645
Deferred stock compensation	(454,409)		(233,942)	0										59,134
Warrants, Issued	2,054,139		12,277,000	14,344,434	14,344,434													804,139
Warrants, Exercise Price																		$ 1.20
Stock warrants issued for equity issuance costs	$ 1,110,211	$ 0															$ 1,110,211